INVESTMENTS (NET INVESTMENT INCOME) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Investment Income [Line Items]
Investment income	$ 1,922	$ 2,032	$ 3,870
Investment expenses	(66)	(56)	(55)
Total net investment income (loss)	1,856	1,976	3,815
Net investment income (loss) from derivatives	16	(20)	(58)
Realized gains (losses) on contracts closed	(458)	(555)	706
Schedule Of Gain Loss On Investments Including Marketable Securities And Investments Held At Cost Income Statement Reported Amounts Summary [Abstract]
Interest Credited To Policyholders Account Balances Participating Group Annuity Contracts	4	4	5
Fixed maturities
Net Investment Income [Line Items]
Investment income	1,418	1,420	1,431
Net investment income (loss) from derivatives	(3)	(17)	(54)
Mortgage loans on real estate
Net Investment Income [Line Items]
Investment income	461	338	306
Net investment income (loss) from derivatives	(2)	(1)	(3)
Repurchase agreement
Net Investment Income [Line Items]
Investment income	1	1	0
Other equity investments
Net Investment Income [Line Items]
Investment income	170	84	200
Policy loans
Net Investment Income [Line Items]
Investment income	210	213	216
Derivative investments
Net Investment Income [Line Items]
Investment income	(462)	(81)	1,605
Net investment income (loss) from derivatives	(4)	474	899
Trading securities
Net Investment Income [Line Items]
Investment income	80	17	63
Real Estate Investment
Net Investment Income [Line Items]
Net investment income (loss) from derivatives	(2)	(5)	(2)
Other Investments
Net Investment Income [Line Items]
Investment income	44	40	49
Net investment income (loss) from derivatives	$ 23	$ 3	$ 1